Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2022
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES	NOTE 9:- ACCRUED EXPENSES AND OTHER LIABILITIES:
	December 31
	2022	2021

Professional services	114	73
Tax accruals	344	6
Agent Fees	12	11
Other	249	22

	$719	$112